REVENUES - Revenues by Geography (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 11,149	$ 12,774	$ 22,381	$ 25,841
Other revenues	797	732	1,580	1,423
Total revenues	11,946	13,506	23,961	27,264
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	7,141	7,514	14,164	15,116
Other revenues	444	360	883	696
Total revenues	7,585	7,874	15,047	15,812
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	592	1,640	1,138	3,302
Other revenues	350	366	690	715
Total revenues	942	2,006	1,828	4,017
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,416	3,620	7,079	7,423
Other revenues	3	6	7	12
Total revenues	3,419	3,626	7,086	7,435
United Kingdom
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,545	4,696	9,028	9,297
United Kingdom | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,403	4,453	8,729	8,828
United Kingdom | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	72	162	145	299
United Kingdom | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	70	81	154	170
United States of America
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,900	2,891	4,011	5,928
United States of America | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	300	515	753	1,076
United States of America | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	233	850	423	1,731
United States of America | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,367	1,526	2,835	3,121
Europe
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,460	1,739	3,056	3,670
Europe | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	452	477	938	1,098
Europe | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	181	438	362	857
Europe | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	827	824	1,756	1,715
Australia
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,257	1,075	2,310	2,162
Australia | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,182	993	2,164	1,996
Australia | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	40	48	80	100
Australia | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	35	34	66	66
Canada
Disclosure of operating segments [line items]
Revenues from contracts with customers	455	832	869	1,636
Canada | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	309	643	582	1,254
Canada | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	18	43	43	78
Canada | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	128	146	244	304
Brazil
Disclosure of operating segments [line items]
Revenues from contracts with customers	596	608	1,198	1,224
Brazil | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	247	201	483	376
Brazil | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	22	23	40	52
Brazil | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	327	384	675	796
Mexico
Disclosure of operating segments [line items]
Revenues from contracts with customers	322	287	641	544
Mexico | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Mexico | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Mexico | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	322	287	641	544
Other
Disclosure of operating segments [line items]
Revenues from contracts with customers	614	646	1,268	1,380
Other | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	248	232	515	488
Other | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	26	76	45	185
Other | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 340	$ 338	$ 708	$ 707